Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share

	Year Ended September 30,
	2011	2010	2009

Numerator:
Numerator for basic earnings per share	$346,665	$343,906	$326,176
Effect of assumed conversion of 0.50% convertible notes	—	—	1,486

Numerator for diluted earnings per share	$346,665	$343,906	$327,662

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	185,213	202,584	204,023
Effect of assumed conversion of 0.50% convertible notes	24	24	3,948
Effect of dilutive stock options granted	1,322	1,468	379

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	186,559	204,076	208,350

Basic earnings per share	$1.87	$1.70	$1.60

Diluted earnings per share	$1.86	$1.69	$1.57